Trade receivables (Details) - Schedule of other receivables - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Schedule Of Other Receivables Abstract
Government authorities		$ 2,495	$ 1,093
Prepaid expenses		1,895	1,386
Others	[1]	2,910	3,423
Total		7,300	5,902
Presented under current assets		6,491	$ 5,902
Presented under non-current assets		$ 809

[1]	In 2021: including deposit in escrow of $3,362 for a contingent liability recognized in the business combination of NanoFabrica Ltd. (“NanoFabrica”, See Note 9(B)(4)). The amount was released from escrow after the contingent consideration targets were not met.